Stockholders' Equity of Identive Group, Inc. - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended							1 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended															12 Months Ended				12 Months Ended											1 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Aug. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2009	Dec. 31, 2013 Contingent Consideration Classified as Equity	Dec. 31, 2013 Warrant	Jan. 31, 2013 Employee Stock Purchase Plan	Jan. 31, 2012 Employee Stock Purchase Plan	Jun. 30, 2011 Employee Stock Purchase Plan	Dec. 31, 2012 Employee Stock Purchase Plan	Dec. 31, 2013 Employee Stock Purchase Plan	Dec. 31, 2012 Employee Stock Purchase Plan	Dec. 31, 2013 Stock Options Bluehills I D	Jun. 30, 2010 Stock Incentive Plan Twenty Ten	Dec. 31, 2013 Stock Incentive Plan Twenty Ten	Jun. 06, 2011 Stock Incentive Plan Twenty Eleven	Jun. 06, 2011 Stock Incentive Plan Twenty Eleven	Dec. 31, 2013 Stock Incentive Plan Twenty Eleven	Dec. 31, 2013 Stock Option and Incentive Plan	Apr. 30, 2009 Hirsch	Dec. 31, 2013 Hirsch Warrant	Dec. 31, 2013 Bluehill ID	Dec. 31, 2013 Bluehill ID Noncontrolling Interest	Dec. 31, 2013 Hercules Loan Warrant Third amendment	Dec. 31, 2013 Private Placement Warrant	Dec. 31, 2013 Private Placement Warrant Third amendment	Apr. 30, 2009 Minimum Hirsch	Apr. 30, 2009 Maximum Hirsch	Dec. 31, 2013 Stock Option Plan 2007	Aug. 14, 2013 Stock Option Plan 2007	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2013 Stock Options Bluehill ID	Dec. 31, 2013 Stock Options Minimum	Dec. 31, 2013 Stock Options Maximum	Dec. 31, 2013 Stock Options 1	Dec. 31, 2013 Stock Options 2	Dec. 31, 2013 Stock Options 5	Dec. 31, 2013 Stock Options 3	Dec. 31, 2013 Directors Option Plan	Dec. 31, 2013 Stock Option Plan 1997	Dec. 31, 2013 Stock Option Plan 2000	Dec. 31, 2013 Stock Options Plan 2011	Dec. 31, 2013 Series A Preferred Stock	May 31, 2011 Common Stock Public Offering	Nov. 30, 2010 Common Stock Private Placement	Dec. 31, 2013 Common Stock Private Placement	Dec. 31, 2012 Common Stock Private Placement	Dec. 31, 2011 Common Stock Private Placement	Dec. 31, 2013 Lincoln-Park-Agreement-Fund	Apr. 16, 2013 Lincoln-Park-Agreement-Fund Purchase Agreement	Apr. 17, 2013 Lincoln-Park-Agreement-Fund Purchase Agreement	Dec. 31, 2013 Lincoln-Park-Agreement-Fund Purchase Agreement	Apr. 17, 2013 Lincoln-Park-Agreement-Fund Purchase Agreement Minimum	Apr. 17, 2013 Lincoln-Park-Agreement-Fund Purchase Agreement Maximum
Preferred stock, shares authorized		10,000,000	10,000,000																																												40,000
Preferred stock, par value		$ 0.001	$ 0.001																																												$ 0.001
Preferred stock, outstanding
Issuance of common stock in connection with capital raise, net of issuance costs (in shares)	8,348,471																																															7,843,137	4,097,626						1,754,386	2,500,000
Number of additional common stock to be purchased by the warrant	8,348,471
Common stock issued in private placement, sales price	$ 0.85
Warrant exercise price	$ 1.00
Issuance of common stock in connection with capital raise, net of issuance costs	$ 7,100,000	$ 3,366,000		$ 18,212,000																																												$ 18,200,000							$ 1,500,000	$ 1,900,000
Issuance cost of common stock in private placement	800,000
Cash paid to placement agent	600,000
Common stock to be issued for placement agent	1,000,000
Stock options, outstanding number		5,465,539	4,048,972	2,266,821	1,810,188																										1,000,000	1,000,000											200,000	200,000	200,000	4,100,000
Private placement warrant estimated volatility	91.57%
Private placement warrant risk free interest rate	1.08%
Private placement warrant term	4 years
Private placement warrant fair value	4,000,000
Purchase agreement, maximum amount of sale																																																						20,000,000
Common stock required to issue under the agreement																																																						251,799
Common stock required to issue under the agreement, additional shares																																																						323,741	32,374	29,979
Initial purchase value																																																							2,000,000
Initial purchase price per share																																																							$ 1.14
Purchase agreement term																																																							36 months
Aggregate shares that can be purchased subject to certain conditions																																																							18,000,000
Maximum number of common stock to be purchased from time to time																																																							100,000
Closing sale price of common stock																																																									$ 0.50	$ 0.75
Underwriting expense																																																							500,000
Common stock, shares issued		75,079,000	60,809,000																																																				284,173
Issuance of common stock, price per share																																																$ 2.55	$ 2.525
Common stock issuance cost																																																400,000
Exercise price of warrants , per share						3.00																							2.42	3.03																			2.65
Common stock to warrant holders upon exercise of the warrants																																																		0	0	400,000
Exercise price of warrants , per share																						2.79
Common stock reserved for future issuance (in shares)		12,300,000					8,600,000	18,900,000			2,000,000		3,000,000		2,000,000	3,000,000		4,000,000	4,000,000	3,800,000	5,500,000		4,900,000	3,300,000	1,300,000	1,000,000	3,700,000	9,300,000								2,000,000																	7,500,000
Employee stock purchase plan offering term											10 years
Annual increase in aggregate number of shares reserved for issuance under ESPP									750,000	750,000	750,000		3,009,646
Increase in the aggregate number of shares reserved for issuance under the ESPP as percentage of total shares outstanding											2.00%
Percentage of common stock purchase price of fair market value											85.00%
ESPP each offering period (in months)											6 months
Employee stock purchase plan offering, extended term												24 months
Common stock shares issued under ESPP													192,113	298,241
Temporary suspension effective date													Jan. 01, 2014
Amount of non-qualified stock options to be received as percentage of participant's base salary																20.00%
Lock-up period from date of grant																24 months
Issuance of common stock in connection with stock bonus and incentive plans (in shares)																	1,100,000
Authorized				4,000,000														4,600,000	4,600,000
Number of shares available for grant		5,934,194	7,769,039	10,114,332	7,542,277													8,600,000	8,600,000
Granted		2,115,725	2,208,110	820,716														4,700,000	4,700,000
Accrued bonus		400,000	200,000
Stock options plans expiration period																																					7 years	10 years
Percentage of stock options vesting																																							25.00%	25.00%	100.00%
Stock options vesting period																																							4 years	1 year		1 year
Percentage of stock options vesting after one year																																										100.00%
Weighted-average grant date fair value per option for options granted																																	$ 0.76	$ 1.17	$ 2.53
Stock options exercised																																			21,001
Proceeds from issuance of common stock upon options exercised																																			56,591
Unrecognized compensation expense		$ 1,100,000
Unrecognized stock-based compensation expense, weighted average period of recognition		3 years 2 months 1 day
Shares excluded from calculation of diluted loss per share		880,000	1,944,429	2,181,441